UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               --------------

Check here if Amendment [X]: Amendment Number:       1
                                              -------------

         This Amendment (Check only one):   |X| is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Harbinger Capital Partners Special Situations Fund, L.P.
Address:          450 Park Avenue, 30th Floor
                  New York, NY 10022


Form 13F File Number:    028-12359
                      ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:        Harbinger Capital Partners Special Situations GP, LLC
By:        Harbinger Holdings, LLC, Managing Member

Name:      Philip Falcone
Title:     Managing Member
Phone:     212-339-5888

Signature, Place and Date of Signing:


       /s/ Philip Falcone              New York, New York       August 31, 2010
-------------------------------      -----------------------    ---------------
           [Signature]                   [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 2
                                                          -------------------
Form 13F Information Table Entry Total:                            7
                                                          -------------------
Form 13F Information Table Value Total:                        $196,173
                                                          -------------------
                                                            (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

1    028-12357             Harbinger Capital Partners Special Situations GP, LLC

2    028-13483             Harbinger Holdings, LLC

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

                                HARBINGER CAPITAL PARTNERS SPECIAL SITUATIONS FUND, L.P.
                                                       FORM 13F
                                              QUARTER ENDED JUNE 30, 2010

------------------------------------------------------------------------------------------------------------------------------------
                                                     VALUE     SHRS OR     SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
                              TITLE OF              --------   -------     ---   ----   ---------- --------  -----------------------
     NAME OF ISSUER            CLASS       CUSIP    (x$1000)   PRN AMT     PRN   CALL   DISCRETION MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AUGUSTA RES CORP              COM NEW    050912203    1,497     976,117    SH            DEFINED     1,2       976,117
CALPINE CORP                  COM NEW    131347304   29,256   2,300,000    SH    CALL    DEFINED     1,2     2,300,000
CONSTELLATION ENERGY GROUP I    COM      210371100    3,645     113,025    SH            DEFINED     1,2       113,025
HARBINGER GROUP INC             COM      41146A106   20,829   3,316,687    SH            DEFINED     1,2     3,316,687
MIRANT CORP NEW                 COM      60467R100    1,056     100,000    SH            DEFINED     1,2       100,000
SPECTRUM BRANDS INC           COM NEW    84762L204  134,127   5,288,907    SH            DEFINED     1,2     5,288,907
TERRESTAR CORP                  COM      881451108    5,763  11,642,368    SH            DEFINED     1,2    11,642 368

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